Cover Document	Aug. 22, 2019
Cover page.
Entity Central Index Key	0000004127
Document Type	8-K/A
Entity Registrant Name	Skyworks Solutions, Inc.
Document Period End Date	Aug. 22, 2019
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common Stock, par value $0.25 per share
Trading Symbol	SWKS
Security Exchange Name	NASDAQ
Entity File Number	001-05560
Entity Tax Identification Number	04-2302115
Entity Address, Address Line One	20 Sylvan Road,
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(781)
Local Phone Number	376-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	No. 1